Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2014